Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Status of Options
	December 31, 2025
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at the beginning of the year	2,976,049	$56.78	3.73
Granted	-	-	-
Exercised	(370,422)	9.10	-
Forfeited	(233,605)	60.84	-
Outstanding at the end of the year	2,372,022	$63.36	2.83
Exercisable at the end of the year	2,162,314	$66.14	2.70

Schedule of Fair Value of Options Estimated on Grant Date
	December 31,
	2025	2024	2023
Volatility	-	-	56% – 58%
Expected term in years	-	-	3.78 – 5.23
Risk-free interest rate	-	-	3.37% –4.22%
Estimated fair value of underlying ordinary shares	-	-	20.5 –39.35
Dividend yield	-	-	0%

Schedule of Status of RSU
	December 31, 2025
	Number of RSUs and PSUs	Weighted- average grant date fair value
Outstanding at the beginning of the year	2,308,771	$33.14
Granted	1,861,401	30.34
Vested	(1,097,200)	34.95
Forfeited	(972,892)	32.93
Outstanding at the end of the year	2,100,080	$30.14

Schedule of Fair of Espp Weighted Average Assumptions
	December 31,
	2025	2024	2023
Volatility	34.9-58.12%	46.15-97.6%	66.4-97.6%
Expected term in years	0.5	0.5	0.5
Risk-free interest rate	3.78-4.18%	4.24-5.26%	4.24-4.96%
Estimated fair value of underlying ordinary shares	20.76-32.61	26.40-206.07	26.40-206.07
Dividend yield	0%	0%	0%

Schedule of Stock-Based Compensation Costs
	December 31,
	2025	2024	2023
Cost of revenue	$1,230	$2,136	$2,497
Research and development	14,421	23,569	24,310
Sales and marketing	6,031	13,592	13,304
General and administrative	29,707	34,645	28,587
Total	$51,389	$73,942	$68,698